Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Description of the Plan
Schedule of vesting percentage

Vested
Years of service	percentage
Less than 2 years	0%
2	25
3	50
4	75
5 or more	100